Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 19 — Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services; (2) market making (CFD) trading; (3) TRS trading; and (4) others. The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group also generated income from TRS trading business including the commission income from the securities trading and interest income from the loan to customers. Other businesses include the following: (1) insurance brokerage segment which generates commissions by providing insurance brokerage services to high-net-worth individuals; (2) proprietary trading activities in investment securities, futures and derivatives, (3) sale of NFT and development NFT platform and Metaverse games; (4) cryptocurrency mining; and (5) executive management functions and corporate overhead.

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2022
Revenues (Losses)	$3,284,729	$(6,694,312)	$(595,871)	$1,522,954	$(2,482,500)

Commissions and fees	2,297,341	7,863	664,435	229,295	3,198,934
Compensation and benefits	953,213	-	-	2,667,293	3,620,506
Occupancy	-	3,600	3,600	819,054	826,254
Communication and technology	459,263	340,408	340,408	2,252,715	3,392,794
General and administrative	101,143	57,372	57,372	1,012,685	1,228,572
Crypto currencies	-	-	-	-	-
Professional fees	17,496	106,533	106,533	3,486,277	3,716,839
Research and development	-	-	-	4,693,995	4,693,995
Service fees	-	470,791	951,857	534,137	1,956,785
Interest	-	-	1,675,946	658,652	2,334,598
Depreciation	539	800,000	800,000	431,847	2,032,386
Marketing	3,185	54,000	54,000	3,632,382	3,743,567
Payment service charge	-	(78,562)	66,155	-	(12,407)
Change in fair value of warrant liabilities	-	-	-	(1,260,354)	(1,260,354)
Impairment of fixed assets	-	-	-	1,690,028	1,690,028
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	6,499	-	-	25,907	32,406

	3,838,679	1,762,005	4,720,306	21,167,532	31,488,522

Loss from operations	$(553,950)	$(8,456,317)	$(5,316,177)	$(19,644,578)	$(33,971,022)

Total segment assets	$11,388,786	$13,468,277	$43,725,609	$18,051,712	$86,634,384

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2021
Revenue	$2,800,543	$8,700,009	$13,182,716	$309,444	$24,992,712

Commissions and fees	2,037,619	63,654	1,031,416	185,003	3,317,692
Compensation and benefits	1,083,943	-	-	2,985,260	4,069,203
Occupancy	-	3,900	3,900	771,081	778,881
Communication and technology	437,629	418,227	698,262	375,863	1,929,981
General and administrative	89,040	393,005	78,616	1,455,921	2,016,582
Crypto currencies	-	-	-	1,163,846	1,163,846
Professional fees	14,281	136,755	136,755	3,549,026	3,836,817
Research and development	-	-	-	1,205,040	1,205,040
Service fees	-	449,765	2,730,596	394,218	3,574,579
Interest	-	-	804,621	803,479	1,608,100
Depreciation	2,027	640,326	93,007	181,556	916,916
Marketing	2,171	70,000	-	841,504	913,675
Payment service charge	-	(274,616)	93,367	-	(181,249)
Change in fair value of warrant liabilities	-	-	-	470,804	470,804
Other operating expenses	1,224	79,934	-	63,017	144,175

	3,667,934	1,980,950	5,670,540	14,445,618	25,765,042

Income (loss) from operations	$(867,391)	$6,719,059	$7,512,176	$(14,136,174)	$(772,330)

Total segment assets	$4,097,364	$12,028,984	$112,623,891	$20,166,592	$148,916,831

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2020
Revenue	$2,029,669	$6,810,520	$223,927	$1,166,019	$10,230,135

Commissions and fees	1,316,800	70,124	45,719	413,351	1,845,994
Compensation and benefits	1,110,192	-		2,692,601	3,802,793
Occupancy	-	3,300	3,300	676,560	683,160
Communication and technology	455,323	409,961	233,669	355,097	1,454,050
General and administrative	55,028	225,067	18,105	1,966,118	2,264,318
Professional fees	26,690	108,175	170,544	1,260,425	1,565,834
Service fees	-	300,990	13,352	519,522	833,864
Interest	-	-	52,240	130,917	183,157
Depreciation	13,000	(26,403)	26,403	27,556	40,556
Marketing	222	166,013	-	485,089	651,324
Payment service charge	-	245,030	-	-	245,030
Change in fair value of warrant liabilities	-	-	-	(777,266)	(777,266)
Other operating expenses	-	-	-	11,464	11,464

	2,977,255	1,502,257	563,332	7,761,434	12,804,278

Income (loss) from operations	$(947,586)	$5,308,263	$(339,405)	$(6,595,415)	$(2,574,143)

Total segment assets	$4,624,325	$11,558,061	$3,078,078	$3,645,605	$22,906,069